EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the calculation of basic and diluted earnings per share:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Numerator:
Net (loss) income	$(27,139)	$32,857	$561
Denominator:
Basic and diluted weighted average common shares	89,959,993	67,673,884	67,673,884
(Loss) earnings per share:
Basic	$(0.30)	$0.49	$0.01
Diluted	$(0.30)	$0.49	$0.01

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding shares of common stock equivalents were excluded from the calculation of diluted earnings per share due to the anti-dilutive effect such shares would have on net loss per common share.

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Anti-dilutive securities excluded from calculation of diluted EPS:
Warrants	14,666,644	—	—
Stock options	1,386,974	—	—
Restricted stock units	656,485	—	—
Earn-out shares	2,187,500	—	—

Total anti-dilutive securities	18,897,603	—	—